CASH AND CASH EQUIVALENTS - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 309	€ 360	€ 386	€ 156
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	185	248
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	6	27
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	33	30
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	26	34
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	44	8
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 15	€ 13